ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Movement in allowance for doubtful accounts:
Balance at beginning of year	$ 31,064		$ 21,397	$ 15,019
Additional provision charged to expenses	30,025		18,649	17,377
Write-offs	(24,250)		(7,209)	(10,933)
Foreign currency translation adjustments	(2,473)		(1,773)	(66)
Balance at end of year	$ 34,366		$ 31,064	$ 21,397